Fair Value Measurements (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurement Income Valuation Technique

The appraisal of Company common stock was based upon income valuation techniques consistent with the prior years as illustrated in the following tables:

2025	Fair Value	Valuation Technique	Unobservable Input	Rate Applied

Company common stock	$10,854,750	Discounted cash flow model	Weighted average cost of capital	14.50%

2024	Fair Value	Valuation Technique	Unobservable Input	Rate Applied

Company common stock	$7,221,469	Discounted cash flow model	Weighted average cost of capital	14.00%

Summary of Plan Assets at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Investment at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$574,862	$-	$-	$574,862
Mutual funds	16,098,544	-	-	16,098,544
Company common stock	-	-	10,854,750	10,854,750
Investments measured at NAV:
Common collective trusts (a)				1,180,455
Total investments at fair value	$16,673,406	$-	$10,854,750	$28,708,611

	Investment at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$633,263	$-	$-	$633,263
Pooled separate accounts	-	16,602,167	-	16,602,167
Company common stock	-	-	7,221,469	7,221,469
Total investments at fair value	$633,263	$16,602,167	$7,221,469	$24,456,899

(a) In accordance with FASB ASC Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)
John Hancock Advisors
Stable Value Fund	$1,180,455	N/A	Daily

Schedule of Changes in Fair Value of Plan Level 3 Plan Assets

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets, which is the Company common stock, for the year ended December 31, 2025:

	2025	2024
Balance, beginning of year	$7,221,469	$6,166,568
Unrealized gain	2,635,386	611,424
Purchases	1,461,472	1,131,911
Sales	(297,006)	(688,434)
Distributions	(166,571)	-
Balance, end of year	$10,854,750	$7,221,469